EARNINGS/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Disclosure of earnings per share

35.	EARNINGS/(LOSS) PER SHARE
The calculation of basic earnings/(loss) per share is based on the net profit/(loss) for the year attributable to equity holders of approximately RMB973,119,000
(loss) (2019 and 2020: profit of
RMB748,439,000
and loss of
RMB557,876,000
, respectively), divided by the weighted average number of ordinary shares outstanding during the year of 7,083,537,000 shares (2019 and 2020: 7,083,537,000 shares). There were no dilutive potential ordinary shares during each of the three years in the period ended December 31, 2021. The calculation of earnings per equivalent ADS is based on the net profit/(loss)
for the year attributable to equity holders, divided by the weighted average equivalent ADSs (one ADS represents 50 H Shares) outstanding during the year of 141,670,740 ADSs (2019 and 2020: 141,670,740 ADSs).

	2019 RMB’000	2020 RMB’000	2021 RMB’000
Profit/(Loss) attributable to owners of the Company	748,439	(557,876)	(973,119)

Weighted average number of ordinary shares in issue	7,083,537	7,083,537	7,083,537

Weighted average equivalent ADSs	141,671	141,671	141,671

Basic and diluted earnings/(loss) per share	RMB0.11	RMB(0.08)	RMB(0.14)

Basic and diluted earnings/(loss) per equivalent ADS	RMB5.28	RMB(3.94)	RMB(6.87)